Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues, net	$ 974,345	$ 968,468	$ 917,634
Operating costs and expenses:
Cost of revenues, excluding depreciation and amortization	(346,503)	(396,499)	(394,215)
Selling, general and administrative costs, excluding depreciation and amortization	(368,675)	(369,377)	(343,143)
Share-based compensation expense	(51,383)	(13,715)	(17,663)
Depreciation	(9,181)	(9,422)	(6,997)
Amortization	(191,361)	(227,803)	(221,466)
Impairment on assets held for sale	(18,431)	0	0
Transaction expenses	(46,214)	(2,457)	(2,245)
Transition, integration and other related expenses	(14,239)	(61,282)	(78,695)
Restructuring	(15,670)	0	0
Legal settlement	39,399	0	0
Other operating income (expense), net	4,826	6,379	(237)
Total operating expenses	(1,017,432)	(1,074,176)	(1,064,661)
Loss from operations	(43,087)	(105,708)	(147,027)
Interest expense, net	(157,689)	(130,805)	(138,196)
Loss before income tax	(200,776)	(236,513)	(285,223)
Provision for income taxes	(10,201)	(5,649)	21,293
Net loss	$ (210,977)	$ (242,162)	$ (263,930)
Per Share
Basic and diluted (usd per share)	$ (0.77)	$ (1.11)	$ (1.22)
Weighted-average shares outstanding
Basic and diluted (in shares)	273,883,342	217,472,870	216,848,866